Transactions with Related Parties - Schedule of Transactions with Related Parties (Details) - Agreements with JBS [Member] - BRL (R$) R$ in Thousands		3 Months Ended		12 Months Ended
		Mar. 31, 2026		Dec. 31, 2025
Assets
Cash and cash equivalents		R$ 582		R$ 13,837
Trade receivables		1,993		1,550
Financial investments		161,643		154,852
Derivative instruments		26,472		27,572
Consumer loans		1,059,766		997,450
Other receivables		13,758		75,173
Total		1,264,214		1,270,434
Liabilities
Trade payables		339		339
Third-party funds		34,974		33,891
Labor obligations		1,426		1,125
Total		36,739		35,355
Revenues and expenses
Commission – banking correspondent and marketplace		9,902		20,192
Income from purchased receivables		41,818
Revenue from financial investments		5,874
Interest and other financial expenses		(10,245)		(13,661)
Financial income
Selling expenses		(251)
Net revenue from transaction activities and other services		854
Administrative expenses		(25,149)		(15,989)
Total		22,803		(9,458)
J&F Participações [Member]
Assets
Cash and cash equivalents
Trade receivables				206
Financial investments
Derivative instruments
Consumer loans		955,915		914,098
Other receivables				74,907
Total		955,915		989,211
Liabilities
Trade payables		15		15
Third-party funds
Labor obligations
Total		15		15
Revenues and expenses
Commission – banking correspondent and marketplace
Income from purchased receivables		41,818
Revenue from financial investments
Interest and other financial expenses
Financial income
Selling expenses		(251)
Net revenue from transaction activities and other services		854
Administrative expenses		(3,699)		(4,586)
Total		38,722		(4,586)
Banco Original [Member]
Assets
Cash and cash equivalents		582		13,837
Trade receivables		1,993		1,269
Financial investments		161,643		154,852
Derivative instruments		26,472		27,572
Consumer loans
Other receivables
Total		190,690		197,530
Liabilities
Trade payables		324		324
Third-party funds		28,685		27,702
Labor obligations
Total		29,009		28,026
Revenues and expenses
Commission – banking correspondent and marketplace	[1]	9,902		19,866
Income from purchased receivables
Revenue from financial investments		5,874
Interest and other financial expenses	[2]	(10,245)		(13,661)
Financial income
Selling expenses
Net revenue from transaction activities and other services
Administrative expenses		(1,411)		(5,873)
Total		4,120		332
Key Personnel [Member]
Assets
Cash and cash equivalents	[3]
Trade receivables	[3]
Financial investments	[3]
Derivative instruments	[3]
Consumer loans	[3]
Other receivables	[3]
Total	[3]
Liabilities
Trade payables	[3]
Third-party funds	[3]
Labor obligations	[3]	1,426		1,125
Total	[3]	1,426		1,125
Revenues and expenses
Commission – banking correspondent and marketplace	[3]
Income from purchased receivables	[3]
Revenue from financial investments	[3]
Interest and other financial expenses	[3]
Financial income	[3]
Selling expenses	[3]
Net revenue from transaction activities and other services	[3]
Administrative expenses	[3],[4]	(20,039)		(5,531)
Total	[3]	(20,039)		(5,531)
Others [Member]
Assets
Cash and cash equivalents			[5]		[3]
Trade receivables			[5]	75	[3]
Financial investments			[5]		[3]
Derivative instruments			[5]		[3]
Consumer loans		103,851	[5]	83,352	[3]
Other receivables		13,758	[5],[6]	266	[3]
Total		117,609	[5]	83,693	[3]
Liabilities
Trade payables			[5]		[3]
Third-party funds		6,289	[5]	6,189	[3]
Labor obligations			[5]		[3]
Total		6,289	[5]	6,189	[3]
Revenues and expenses
Commission – banking correspondent and marketplace			[5]	326	[3]
Income from purchased receivables	[5]
Revenue from financial investments	[5]
Interest and other financial expenses			[5]		[3]
Financial income	[5]
Selling expenses	[5]
Net revenue from transaction activities and other services	[5]
Administrative expenses			[5]		[3]
Total			[5]	R$ 326	[3]

[1]	For the three-month period ended March 31, 2026, the Group recognized revenues of R$ 0 (R$ 3,436 for the three-month period ended March 31, 2025) related to the Credit Card Partnership Agreement, revenues of R$ 9,902 for the three-month period ended March 31, 2026 (R$ 49 for the three-month period ended March 31, 2025) related to banking correspondent services, revenues of R$ 0 for the three-month period ended March 31, 2026 (R$ 16,381 for the three-month period ended March 31, 2025) related to Credit Recovery Services.
[2]	For the three-month period ended March 31, 2026, the Group recorded an expense of R$ 10,245 (R$ 13,661 for the three-month period ended March 31, 2025) related to the Assignment of Rights Agreement.
[3]	Includes C-suite and Board of Directors.
[4]	For the three-month period ended March 31, 2026, the amount paid as compensation to key management, including short-term benefits, was R$ 20,039 (R$ 5,531 for the three-month period ended March 31, 2025). The amounts were recognized as expenses during the reporting period.
[5]	Including close members of the family and other entities within the Group.
[6]	As of March 31, 2026, these amounts primarily relate to receivables from the salary advances product with employees of related companies. The largest outstanding balance refers to Seara Alimentos, amounting to approximately R$ 11,036.